UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Air Freight & Logistics — 3.0%
C.H. Robinson Worldwide, Inc.	163,939	$12,670,845
FedEx Corp.	32,667	6,374,965

		$19,045,810

Auto Components — 2.3%
Delphi Automotive PLC	91,654	$7,377,231
Goodyear Tire & Rubber Co. (The)	197,738	7,118,568

		$14,495,799

Banks — 5.4%
JPMorgan Chase & Co.	233,916	$20,547,182
PNC Financial Services Group, Inc. (The)	89,534	10,765,568
Wells Fargo & Co.	59,534	3,313,662

		$34,626,412

Beverages — 2.7%
Constellation Brands, Inc., Class A	45,214	$7,327,833
PepsiCo, Inc.	88,783	9,931,266

		$17,259,099

Biotechnology — 2.0%
Celgene Corp.(1)	101,979	$12,689,247

		$12,689,247

Capital Markets — 3.0%
Charles Schwab Corp. (The)	227,890	$9,300,191
Goldman Sachs Group, Inc. (The)	43,517	9,996,725

		$19,296,916

Chemicals — 0.6%
PPG Industries, Inc.	35,655	$3,746,627

		$3,746,627

Communications Equipment — 1.9%
Cisco Systems, Inc.	353,858	$11,960,400

		$11,960,400

Containers & Packaging — 1.6%
International Paper Co.	200,862	$10,199,772

		$10,199,772

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	58,692	$9,782,783

		$9,782,783

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	213,032	$10,385,310
Zayo Group Holdings, Inc.(1)	135,477	4,457,193

		$14,842,503

Security	Shares	Value
Electric Utilities — 1.6%
NextEra Energy, Inc.	79,420	$10,195,145

		$10,195,145

Energy Equipment & Services — 2.0%
Oceaneering International, Inc.	176,513	$4,779,972
Schlumberger, Ltd.	104,450	8,157,545

		$12,937,517

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	106,436	$6,622,448
Federal Realty Investment Trust	67,231	8,975,339

		$15,597,787

Health Care Equipment & Supplies — 3.4%
Danaher Corp.	167,837	$14,355,098
Zimmer Biomet Holdings, Inc.	59,125	7,219,754

		$21,574,852

Household Durables — 1.6%
Newell Brands, Inc.	78,214	$3,689,355
Whirlpool Corp.	37,888	6,491,351

		$10,180,706

Household Products — 2.7%
Colgate-Palmolive Co.	91,617	$6,705,448
Procter & Gamble Co. (The)	119,222	10,712,097

		$17,417,545

Industrial Conglomerates — 2.8%
General Electric Co.	602,695	$17,960,311

		$17,960,311

Insurance — 3.4%
American Financial Group, Inc.	104,509	$9,972,249
Chubb, Ltd.	85,011	11,582,749

		$21,554,998

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	23,547	$20,875,357

		$20,875,357

Internet Software & Services — 7.4%
Alphabet, Inc., Class C(1)	34,168	$28,344,406
eBay, Inc.(1)	268,802	9,023,683
Facebook, Inc., Class A(1)	21,922	3,114,020
GoDaddy, Inc., Class A(1)	180,657	6,846,901

		$47,329,010

IT Services — 2.8%
Visa, Inc., Class A	201,125	$17,873,979

		$17,873,979

Machinery — 2.9%
Caterpillar, Inc.	50,916	$4,722,968
Fortive Corp.	228,420	13,755,453

		$18,478,421

Multi-Utilities — 1.7%
Sempra Energy	97,574	$10,781,927

		$10,781,927

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	103,738	$11,138,349
ConocoPhillips	161,360	8,047,023
EOG Resources, Inc.	79,930	7,797,172
Phillips 66	53,329	4,224,723

		$31,207,267

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	121,578	$10,308,599

		$10,308,599

Pharmaceuticals — 8.1%
Eli Lilly & Co.	108,427	$9,119,795
Johnson & Johnson	176,778	22,017,700
Pfizer, Inc.	375,881	12,858,889
Zoetis, Inc.	135,420	7,227,365

		$51,223,749

Road & Rail — 1.7%
CSX Corp.	225,520	$10,497,956

		$10,497,956

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	316,733	$11,424,559
NXP Semiconductors NV(1)	63,080	6,528,780

		$17,953,339

Software — 3.9%
Microsoft Corp.	373,333	$24,587,711

		$24,587,711

Specialty Retail — 2.8%
Home Depot, Inc. (The)	122,458	$17,980,508

		$17,980,508

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	212,765	$30,565,820

		$30,565,820

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	168,864	$9,410,791

		$9,410,791

Tobacco — 2.4%
Altria Group, Inc.	213,791	$15,268,953

		$15,268,953

Total Common Stocks (identified cost $590,794,380)		$629,707,616

Put Options Purchased — 0.1%

Exchange-Traded Options — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	213	$2,315	4/3/17	$8,520
S&P 500 Index	214	2,315	4/5/17	14,980
S&P 500 Index	213	2,300	4/7/17	20,235

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	214	$2,310	4/10/17	$38,520
S&P 500 Index	214	2,315	4/12/17	67,410
S&P 500 Index	215	2,325	4/13/17	101,050
S&P 500 Index	216	2,320	4/17/17	110,160
S&P 500 Index	216	2,280	4/19/17	66,420
S&P 500 Index	211	2,285	4/21/17	84,400
S&P 500 Index	213	2,245	4/24/17	82,005
S&P 500 Index	211	2,300	4/26/17	184,625
S&P 500 Index	212	2,305	4/28/17	220,480

Total Put Options Purchased (identified cost $2,381,179)				$998,805

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(2)	8,377,955	$8,379,631

Total Short-Term Investments (identified cost $8,379,631)		$8,379,631

Total Investments — 100.3% (identified cost $601,555,190)		$639,086,052

Call Options Written — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	213	$2,405	4/3/17	$(1,065)
S&P 500 Index	214	2,395	4/5/17	(5,350)
S&P 500 Index	213	2,395	4/7/17	(15,442)
S&P 500 Index	214	2,400	4/10/17	(18,190)
S&P 500 Index	214	2,400	4/12/17	(32,100)
S&P 500 Index	215	2,405	4/13/17	(29,563)
S&P 500 Index	216	2,405	4/17/17	(40,500)
S&P 500 Index	216	2,375	4/19/17	(238,680)
S&P 500 Index	211	2,385	4/21/17	(170,910)
S&P 500 Index	213	2,365	4/24/17	(457,950)
S&P 500 Index	211	2,390	4/26/17	(229,990)
S&P 500 Index	212	2,395	4/28/17	(214,120)

Total Call Options Written (premiums received $2,563,222)				$(1,453,860)

Other Assets, Less Liabilities — (0.1)%				$(673,561)

Net Assets — 100.0%				$636,958,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $20,275.

Written options activity for the fiscal year to date ended March 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,701	$2,523,232
Options written	8,495	8,095,579
Options terminated in closing purchase transactions	(3,320)	(3,090,375)
Options exercised	(1,102)	(1,083,990)
Options expired	(4,212)	(3,881,224)

Outstanding, end of period	2,562	$2,563,222

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$998,805	$—
Written options	—	(1,453,860)

Total	$998,805	$(1,453,860)

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$599,546,429

Gross unrealized appreciation	$44,387,048
Gross unrealized depreciation	(5,846,230)

Net unrealized appreciation	$38,540,818

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$629,707,616 *	$—	$—	$629,707,616
Put Options Purchased	998,805	—	—	998,805
Short-Term Investments	—	8,379,631	—	8,379,631
Total Investments	$630,706,421	$8,379,631	$—	$639,086,052

Liability Description
Call Options Written	$(1,453,860)	$—	$—	$(1,453,860)
Total	$(1,453,860)	$—	$—	$(1,453,860)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017